Annual Total Returns[BarChart] - NVIT AQR Large Cap Defensive Style Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.53%	14.21%	31.10%	12.15%	0.94%	11.39%	20.52%	none	29.31%	10.35%